Net income/(expense) from financial instruments measured at fair value through profit and loss - Net income/(expense) arising from financial instrument (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and liabilities [Line Items]
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	$ (1,488)	$ 2,836	$ 1,262
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	695
Net income/expense from financial instruments measured at fair value through profit and loss	8,641	11,417	6,786
Changes in fair value of long-term debt and related derivatives	(97)	155	(1,997)
Increase (decrease) due to voluntary changes in accounting policy
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of long-term debt and related derivatives		(517)	1,978
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	97	(375)	(218)
Changes in fair value of long-term debt and related derivatives
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	(97)	155	(1,997)
Changes in own credit spread on long-term debt
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	0	0	(1,793)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	(626)	(343)	(1,604)
Other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial liabilities designated at fair value	529	498	1,400
Net income from financial instruments held for trading or managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	9,531	8,426	7,521
Trading securities
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	6,982	8,236	7,473
- other instruments managed at on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	2,549	190	48
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets designated at fair value	$ (1,585)	$ 3,211	$ 1,480